Nature of operations	6 Months Ended
Feb. 28, 2025
Nature Of Operations
Nature of operations

1.	Nature of operations

TRX Gold Corporation (“TRX Gold” or the “Company”) was incorporated in the Province of Alberta on July 5, 1990 under the Business Corporations Act (Alberta). On March 27, 2025, the Company completed its continuance from the jurisdiction of the Province of Alberta into the Province of British Columbia under the Business Corporations Act (British Columbia) (“Continuance”). The Company’s principal business activity is the exploration, development and production of mineral property interests in the United Republic of Tanzania (“Tanzania”).

Subsequent to the Continuance, the Company’s registered office is 550 Burrard Street, Suite 2501, Vancouver, British Columbia, V6C 2B5, Canada. The Company’s principal place of business is 277 Lakeshore Road E, Suite 403, Oakville, Ontario, L6J 6J3, Canada.

The Company’s common shares are listed on the Toronto Stock Exchange in Canada (TSX: TRX) and NYSE American in the United States of America (NYSE American: TRX).

The Company is primarily focused on development and mining operations, exploring, and evaluating its mineral properties. The business of exploring and mining for minerals involves a high degree of risk. The underlying value of the mineral properties is dependent upon the existence and economic recovery of mineral resources and reserves, the ability to raise long-term financing to complete the development of the properties, government policies and regulations, and upon future profitable production or, alternatively, upon the Company’s ability to dispose of its interest on an advantageous basis; all of which are uncertain.